Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Interest income:
Interest and fees on loans	$ 599,710		$ 648,555		$ 654,430
Interest on investment securities	83,787		98,450		118,106
Interest on loans held-for-sale	12,982		14,906		15,910
Interest on trading securities	34,548		35,363		43,191
Interest on other earning assets	1,026		1,679		800
Total interest income	732,053		798,953		832,437
Interest on deposits:
Savings	14,762		19,744		26,963
Time deposits	15,879		21,265		29,274
Other interest-bearing deposits	3,747		5,896		6,247
Certificates of deposit $100,000 and more	5,642		8,311		9,817
Interest on trading liabilities	13,624		10,450		14,958
Interest on short-term borrowings	4,704		5,286		5,838
Interest on term borrowings	36,321		39,334		38,508
Total interest expense	94,679		110,286		131,605
Net interest income	637,374		688,667		700,832
Provision for loan losses	55,000		78,000		44,000
Net interest income after provision for loan losses	582,374		610,667		656,832
Noninterest income:
Capital markets	272,364		334,912		355,291
Deposit transactions and cash management	114,383		120,168		134,055
Brokerage, management fees and commissions	42,261		34,934		32,964
Mortgage banking	33,275		51,890		90,586
Trust services and investment management	26,523		24,319		24,952
Bankcard income	20,482		22,384		22,388
Bank owned life insurance	16,614		18,805		19,615
Other service charges	13,440		12,935		12,182
Insurance commissions	3,023		3,148		3,591
Equity securities gains/(losses), net	2,211		365		35,392
Debt securities gains/(losses), net (Note 15)	(451)		328		772
Gain on divestitures	111		200		0
All other income and commissions (Note 14)	40,341		46,941		54,223
Total noninterest income	584,577		671,329		786,011
Adjusted gross income after provision for loan losses	1,166,951		1,281,996		1,442,843
Noninterest expense:
Employee compensation, incentives, and benefits (2013 includes $10.1 million of expense associated with pension and post-retirement plans reclassified from accumulated other comprehensive income)	529,041		640,857		610,225
Repurchase and foreclosure provision	170,000		299,256		159,590
Legal and professional fees	53,359		38,750		69,643
Occupancy	50,565		49,027		53,613
Computer software	40,327		40,018		34,656
Contract employment and outsourcing	35,920		41,198		41,896
Operations services	35,215		35,429		50,347
Equipment rentals, depreciation, and maintenance	31,738		31,246		32,914
FDIC premium expense	20,156		27,968		28,302
Advertising and public relations	18,239		17,439		16,884
Communications and courier	17,958		18,318		19,100
Foreclosed real estate	4,299		11,041		22,076
Amortization of intangible assets	3,912	[1]	3,910	[1]	4,016
All other expense (Note 14)	147,872		129,244		149,733
Total noninterest expense	1,158,601		1,383,701		1,292,995
Income/(loss) before income taxes	8,350		(101,705)		149,848
Provision/(benefit) for income taxes (2013 includes $4.1 million of income tax benefit reclassified from accumulated other comprehensive income) (Note 16)	(32,169)		(85,262)		15,836
Income/(loss) from continuing operations	40,519		(16,443)		134,012
Income/(loss) from discontinued operations, net of tax	548	[2]	148	[2]	8,618	[2]
Net income/(loss)	41,067		(16,295)		142,630
Net income attributable to noncontrolling interest	11,465		11,464		11,434
Net income/(loss) attributable to controlling interest	29,602		(27,759)		131,196
Preferred stock dividends	5,838		0		0
Net income/(loss) available to common shareholders	$ 23,764		$ (27,759)		$ 131,196
Basic earnings/(loss) per share from continuing operations (Note 17)	$ 0.10		$ (0.11)		$ 0.47
Diluted earnings/(loss) per share from continuing operations (Note 17)	$ 0.10		$ (0.11)		$ 0.47
Basic earnings/(loss) per share available to common shareholders (Note 17)	$ 0.10		$ (0.11)		$ 0.50
Diluted earnings/(loss) per share available to common shareholders (Note 17)	$ 0.10		$ (0.11)		$ 0.50
Weighted average common shares (Note 17)	237,972		248,349		260,574
Diluted average common shares (Note 17)	239,794		248,349		262,861

[1]	Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete.
[2]	Due to the nature of the preferred stock issued by FHN and its subsidiaries, all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.